Schedule of Revenues, Based on the Customer’s Service Type (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025		Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,794		$ 2,034		$ 3,673		$ 3,987		$ 7,714		$ 8,811
AI Solutions [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,784	[1]	1,913	[1]	3,656	[1]	3,866	[1]	7,581	[2]	8,811	[2]
AI Education Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 10		$ 121		$ 17		$ 121		$ 133

[1]	AI Solutions (Products and Services) includes both software product revenues and related services. Product revenue represents an insignificant portion of total revenue for the periods presented and, accordingly, has not been separately disclosed.
[2]	AI Solutions (Products and Services) includes both software product revenues and related services. Product revenue represents an insignificant portion of total revenue for the periods presented and, accordingly, has not been separately disclosed.